Note 40 Fee and commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee and commission income [Line Items]
Bills receivables	€ 23	€ 27	€ 39
Demand Account	425	322	301
Credit and Debit Cards	2,628	2,089	2,862
Checks	136	136	198
Transfers and other payment orders	664	555	623
Insurance product commissions	215	159	158
Loan commitments given fee and commission income	234	185	187
Other Commitments And Financial Guarantees Given	364	349	377
Portfolio and other management fee income	1,250	1,100	1,026
Brokerage fee income	267	367	294
Custody securities income	169	135	123
Other fee and commission income	622	556	599
Fee and commission income	€ 6,997	€ 5,980	€ 6,786